Note Investment Securities Available for Sale (Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,279,363	[1]	$ 6,073,005	[2]
Investment securities available-for-sale, at fair value	8,209,806	[1]	6,062,992	[2]
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,246		1,350
Investment securities available-for-sale, at fair value	2,122		$ 2,398
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	952,659
Investment securities available-for-sale, at fair value	953,999
After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,958,925
Investment securities available-for-sale, at fair value	1,948,527
After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	362,567
Investment securities available-for-sale, at fair value	363,395
After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,003,966
Investment securities available-for-sale, at fair value	4,941,763
Subtotal Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,278,117
Investment securities available-for-sale, at fair value	$ 8,207,684

[1]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[2]
Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.